Pension and Other Employee Obligations - Summary of Defined Benefit Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	$ 1,699,913	$ 1,942,451	$ 1,459,979
Fair value of plan assets	(111,939)	(116,768)	(118,121)
Net defined benefit obligations	$ 1,587,974	$ 1,825,683	$ 1,341,858